UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4009

GOVERNMENT SECURITIES VARIABLE ACCOUNT
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Government Securities Variable Account

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
Government Securities Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 98.8%

Agency - Other - 6.4%
Financing Corp., 10.35%, 2018	$1,150,000	$1,660,591
Financing Corp., 9.4%, 2018	780,000	1,053,392
Financing Corp., STRIPS, 0%, 2017	1,220,000	662,562
Resolution Funding Corp., 8.875%, 2020	1,700,000	2,277,981

		$5,654,526

Mortgage Backed - 51.3%
Fannie Mae, 4.79%, 2012	$934,169	$901,000
Fannie Mae, 4.73%, 2012	95,402	91,729
Fannie Mae, 5%, 2013 - 2027	3,153,317	3,088,529
Fannie Mae, 4.8%, 2013	90,305	87,116
Fannie Mae, 4.845%, 2013	263,531	254,362
Fannie Mae, 5.06%, 2013	106,163	103,791
Fannie Mae, 4.65%, 2013	250,730	242,511
Fannie Mae, 4.45%, 2014	323,399	304,217
Fannie Mae, 4.771%, 2014	646,400	621,589
Fannie Mae, 4.6%, 2014	126,470	119,986
Fannie Mae, 4.666%, 2014	847,337	807,869
Fannie Mae, 4.518%, 2014	162,478	153,489
Fannie Mae, 4.77%, 2014	107,059	102,382
Fannie Mae, 4.847%, 2014	907,374	873,816
Fannie Mae, 5.1%, 2014	138,466	135,001
Fannie Mae, 4.62%, 2015	181,579	171,720
Fannie Mae, 4.82%, 2015	343,042	328,313
Fannie Mae, 4.69%, 2015	89,645	85,131
Fannie Mae, 4.85%, 2015	89,684	86,052
Fannie Mae, 4.56%, 2015	162,956	153,359
Fannie Mae, 4.665%, 2015	109,921	104,172
Fannie Mae, 4.7%, 2015	126,291	119,955
Fannie Mae, 4.89%, 2015	88,844	85,453
Fannie Mae, 4.74%, 2015	100,000	95,153
Fannie Mae, 4.925%, 2015	350,326	338,172
Fannie Mae, 4.815%, 2015	117,000	111,796
Fannie Mae, 6%, 2016 - 2034	3,416,119	3,435,557
Fannie Mae, 6.5%, 2016 - 2032	1,816,341	1,858,573
Fannie Mae, 4.996%, 2017	332,828	323,269
Fannie Mae, 5.5%, 2017 - 2035	13,725,321	13,453,867
Fannie Mae, 4.5%, 2019 - 2020	4,144,903	3,966,839
Fannie Mae, 4.88%, 2020	95,510	93,457
Fannie Mae, 7.5%, 2022 - 2031	257,318	269,097
Freddie Mac, 4.5%, 2013 - 2015	599,727	592,238
Freddie Mac, 4.375%, 2015	680,821	662,363
Freddie Mac, 5%, 2021 - 2025	1,758,497	1,744,349
Freddie Mac, 5.5%, 2025 - 2035	4,327,692	4,232,486
Freddie Mac, 6.5%, 2032	849,788	868,096
Freddie Mac, 6%, 2034 - 2035	2,308,843	2,311,125
Freddie Mac, 3.108%, 2035	20,689	20,595
Ginnie Mae, 5.5%, 2033	1,848,526	1,831,665

		$45,230,239

U.S. Government Agencies - 31.3%
Aid-Egypt, 4.45%, 2015	473,000	$447,375
Aid to Israel, 6.6%, 2008	524,434	531,610
Aid to Israel, 0%, 2021 - 2024	2,041,000	804,373
Aid to Israel, 5.5%, 2023	1,097,000	1,121,624
Aid to Peru, 9.98%, 2008	454,983	480,212
Empresa Energetica Cornito Ltd., 6.07%, 2010	1,957,000	1,986,179
Fannie Mae, 4.25%, 2009	1,073,000	1,046,747
Federal Home Loan Bank, 4.625%, 2008	2,315,000	2,296,445
Freddie Mac, 4.2%, 2007	$1,105,000	$1,089,195
Freddie Mac, 4.875%, 2009	896,000	891,175
Freddie Mac, 5.625%, 2011	3,664,000	3,737,621
Freddie Mac, 5.05%, 2015	956,000	936,867
Overseas Private Investment Corp., 0%, 2007	168,577	171,949
Small Business Administration, 8.4%, 2007	2,164	2,190
Small Business Administration, 10.05%, 2009	14,685	15,262
Small Business Administration, 8.7%, 2009	55,749	57,684
Small Business Administration, 6.34%, 2021	651,355	673,548
Small Business Administration, 6.44%, 2021	628,517	651,582
Small Business Administration, 6.625%, 2021	670,965	701,439
Small Business Administration, 6.07%, 2022	482,561	494,726
Small Business Administration, 4.98%, 2023	261,285	253,784
Small Business Administration, 4.89%, 2023	670,561	647,377
Small Business Administration, 4.72%, 2024	668,353	637,555
Small Business Administration, 4.34%, 2024	360,854	335,255
Small Business Administration, 4.77%, 2024	642,861	615,415
Small Business Administration, 5.52%, 2024	352,112	352,340
Small Business Administration, 4.99%, 2024	419,842	406,452
Small Business Administration, 4.86%, 2024	331,773	318,731
Small Business Administration, 4.88%, 2024	308,101	296,192
Small Business Administration, 4.87%, 2024	398,853	382,959
Small Business Administration, 5.11%, 2025	349,706	340,705
Small Business Administration, 4.76%, 2025	554,144	525,922
Tennessee Valley Authority STRIPS, 0%, 2042	2,250,000	1,670,040
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	519,658
U.S. Department of Housing & Urban Development, 6.59%, 2016	2,045,000	2,082,976

		$27,523,164

U.S. Treasury Obligations - 9.8%
U.S. Treasury Bonds, 12%, 2013	$19,000	$22,018
U.S. Treasury Bonds, 5.25%, 2028	346,000	355,272
U.S. Treasury Bonds, 9.25%, 2016	409,000	546,271
U.S. Treasury Bonds, 6%, 2026	717,000	800,015
U.S. Treasury Bonds, 4.5%, 2036	1,273,000	1,194,432
U.S. Treasury Notes, 6.5%, 2010	4,767,000	5,043,152

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
Government Securities Variable Account

Issuer	Shares/Par	Value ($)

BONDS - continued

U.S. Treasury Obligations - continued
U.S. Treasury Notes, TIPS, 3.875%, 2009	$663,659	$694,819

		$8,655,979

Total Bonds		$87,063,908

Issue/Expiration/Strike Price	Number of Contracts

CALL OPTIONS PURCHASED - 0%
U.S. Treasury Notes 10yr Futures - May 2006 @ 109	18	$1,125

PUT OPTIONS PURCHASED - 0.1%
U.S. Treasury Notes 10yr Futures - May 2006 @ 109	18	$48,094

Issuer	Shares/Par

REPURCHASE AGREEMENT - 0.2%
Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $228,091 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)	$228,000	$228,000

Total Investments		87,341,127

OTHER ASSETS, LESS LIABILITIES - 0.9%		801,682

NET ASSETS - 100.0%		$88,142,809

The following abbreviations are used in the Portfolio of Investments and are defined:
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Government Securities Variable Account
Supplemental Schedules (Unaudited) 03/31/2006

(1) Financial Instruments

Futures Contracts

	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)

U.S. Treasury Bond (Short)	14	$1,528,188	Jun-06	$51,576
U.S. Treasury Note 5 yr (Long)	26	2,715,375	Jun-06	(15,122)
U.S. Treasury Note 10 yr (Short)	32	3,404,500	Jun-06	62,232

				$98,686

At March 31, 2006, the variable account had sufficient cash and/or securities to cover any margin requirements under these derivative contracts.

3

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.